Deferred tax - Analysis of the deferred tax (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of deferred tax
Deferred tax liabilities	£ 7,402	£ 35,546
Net deferred tax liability/(asset)	7,402	35,546	£ (27,025)
US
Analysis of deferred tax
Net deferred tax liability/(asset)			(58,362)
UK
Analysis of deferred tax
Deferred tax liabilities	7,402	35,546
Net deferred tax liability/(asset)	£ 7,402	£ 35,546	£ 31,337